Related Party Transactions (Detail Textuals)	12 Months Ended
	Dec. 31, 2019 CAD ($) Warrants shares	Dec. 31, 2018 CAD ($) Warrants shares	Dec. 31, 2017 CAD ($)	Jul. 31, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Research and development expense	$ 4,279,055	$ 801,351	$ 207,500
General and administrative expense	14,259,177	13,993,498	5,070,447
Interest expense on borrowings	$ 383,561
Borrowings, interest rate	5.00%
Proceeds from loan
Emerald Health Sciences Inc [Member]
Disclosure of transactions between related parties [line items]
Research and development expense	1,593,738
General and administrative expense	1,381,262
Related party transactions services fees	2,975,000	4,200,000	1,871,521
Related party transactions as invoices paid on behalf of company	2,022,781
Amount payable to related party	1,846,064	502,194
Amount receivable from related party	$ 31,421	$ 31,421
Number of common shares issued and outstanding | shares	29,687,942	43,234,242
Number of common share purchase warrants held | Warrants	9,099,706	4,411,764
Percentage of share held under related party transactions	18.00%	31.00%
Pure Sunfarms [Member]
Disclosure of transactions between related parties [line items]
Amount payable to related party	$ 956,973	$ 1,287,082
Amount receivable from related party	169,948	1,942,329
Pure Sunfarms [Member] | Supply agreement [Member]
Disclosure of transactions between related parties [line items]
Amount payable to related party	952,237
Sciences [Member]
Disclosure of transactions between related parties [line items]
Related party transactions services fees	37,314	134,676	$ 303,099
Amended Loan Agreement With Emerald Health Sciences Inc [Member] | Emerald Health Sciences Inc [Member]
Disclosure of transactions between related parties [line items]
Interest expense on borrowings	278,949	$ 0
Borrowings, interest rate				12.00%
Proceeds from loan	$ 515,233
Amended Loan Agreement With Emerald Health Sciences Inc [Member] | Emerald Health Sciences Inc [Member] | Top Of Range [Member]
Disclosure of transactions between related parties [line items]
Ifrs Line of Credit Facility, Maximum Borrowing Capacity				$ 15,000,000